OTHER EXPENSES	12 Months Ended
Dec. 31, 2022
Other Expenses
OTHER EXPENSES

16 — OTHER EXPENSES

For the years ended December 31, 2022, 2021 and 2020 other expenses comprise the following

	January 1 –	January 1 –	January 1 –
	December 31,	December 31,	December 31,
	2022	2021	2020
Lawsuit provision expense	175,209	35,201	10,281
Customs tax penalty expense	103,714	—	—
Customs tax provision expense	78,232	591,982	—
Donations and grant	7,857	91,299	203,654
Tax base increase	—	85,448	—
Other	34,112	78,197	15,734
Total	399,124	882,127	229,669